Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Sales, net	$ 222,018	$ 141,760
Cost of goods sold	69,981	83,290
Gross profit	152,037	58,470
Operating Expenses:
Product development	328,422	1,373,351
Sales and marketing	349,004	811,537
General and administrative	17,652,467	26,638,816
Transaction costs	25,000	55,038,544
Depreciation and amortization	632,479	273,772
Total operating expenses	18,987,372	84,136,020
Loss from operations	(18,835,335)	(84,077,550)
Other income (expense):
Other income	(5,537)	21,390
UK R&D tax credit	1,202,554	1,251,243
Loss on initial issuance of convertible note		(1,770,933)
Change in fair value of convertible note option liability	60,000	840,933
Change in fair value of warrant liabilities	360,685	200,124
Change in fair value of Earn-out Share Liability	13,016,400	38,040,000
Other expense	(256,585)	(244,732)
Interest expense	(2,202,220)	(1,808,243)
Total other income	12,175,297	36,529,782
Net loss	$ (6,660,038)	$ (47,547,768)
Net loss per share:
Basic (in Dollars per share)	$ (0.16)	$ (1.88)
Diluted (in Dollars per share)	$ (0.16)	$ (1.88)
Weighted-average common stock outstanding used in per share amounts:
Basic (in Shares)	42,806,029	25,257,473
Diluted (in Shares)	42,806,029	25,257,473
Other comprehensive income (loss):
Foreign currency translation adjustment	$ (1,386,165)	$ 795,745
Comprehensive loss	$ (8,046,203)	$ (46,752,023)